Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common stock shares authorized	800,000	800,000
Common stock shares issued	377,525	377,013
Treasury stock	59,197	59,350